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March 6, 2006


Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Forum Funds
         File Nos.  2-67052; 811-3023
         CIK:  0000315774

Ladies and Gentlemen:

On behalf of Forum Funds, a Delaware statutory trust (the "Registrant"), pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Prospectus for Dover Responsibility Fund and Fountainhead Special Value Fund dated March 1, 2006 do not differ from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on February 28, 2006 accession number 0001275125-06-000086.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6126.

Sincerely,

/s/ Scot E. Draeger

Scot E. Draeger
Citigroup Fund Services, LLC












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